Schwab Capital Trust
Schwab Monthly Income Fund – Target Payout

Portfolio Holdings as of September 30, 2022 (Unaudited)
The following are the portfolio holdings as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	VALUE AT 12/31/21	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 9/30/22	BALANCE OF SHARES HELD AT 9/30/22	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 78.0% OF NET ASSETS

U.S. Stocks 19.8%
Large-Cap 19.8%
Schwab Dividend Equity Fund	$15,338,285	$1,095,884	($15,255,036)	$1,077,757	($2,256,890)	$—	—	$132,665
Schwab U.S. Dividend Equity ETF	—	8,882,390	(94,172)	(4,494)	(939,802)	7,843,922	118,078	73,440
						7,843,922

International Stocks 19.4%
Developed Markets 19.4%
Schwab International Dividend Equity ETF	—	8,787,524	(231,954)	(12,896)	(893,832)	7,648,842	382,251	—
Schwab International Opportunities Fund (formerly Laudus International MarketMasters Fund)	6,399,734	498,865	(5,224,110)	(438,356)	(1,236,133)	—	—	—
						7,648,842

Real Estate 9.9%
Global Real Estate 9.9%
Schwab Global Real Estate Fund	3,989,654	1,680,239	(366,590)	(4,722)	(1,381,346)	3,917,235	680,076	70,619

Fixed Income 27.8%
Intermediate-Term Bond 20.8%
Schwab 5-10 Year Corporate Bond ETF	—	1,349,847	(57,191)	(5,057)	(104,286)	1,183,313	28,154	12,549
Schwab U.S. Aggregate Bond Index Fund	26,523,871	1,417,168	(17,304,771)	(1,868,371)	(1,713,130)	7,054,767	808,106	373,659
						8,238,080
Long-Term Government Bond 7.0%
Schwab Long-Term U.S. Treasury ETF	—	3,013,406	(117,293)	(5,851)	(136,685)	2,753,577	76,467	—
						10,991,657

Money Market Funds 1.1%
Schwab Variable Share Price Money Fund, Ultra Shares, 3.01% (b)	425,343	2,532	—	—	—	427,875	427,747	3,080
Total Affiliated Underlying Funds (Cost $33,907,496)	$52,676,887	$26,727,855	($38,651,117)	($1,261,990)	($8,662,104)	$30,829,531		$666,012

UNAFFILIATED UNDERLYING FUNDS 22.3% OF NET ASSETS

Fixed Income 21.1%
Floating Rate Loan 3.0%
T Rowe Price Institutional Floating Rate Fund						$1,182,952	130,281

Schwab Monthly Income Fund – Target Payout

Portfolio Holdings (Unaudited) continued

SECURITY	VALUE AT 12/31/21	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 9/30/22	BALANCE OF SHARES HELD AT 9/30/22	DISTRIBUTIONS RECEIVED(a)
High-Yield Bond 11.0%
BlackRock High Yield Bond Portfolio						$4,372,303	674,738
Preferred 7.1%
Cohen & Steers Preferred Securities & Income Fund, Inc.						2,802,060	240,520
						8,357,315

Money Market Funds 1.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.94% (b)						458,527	458,527
Total Unaffiliated Underlying Funds (Cost $9,253,184)						$8,815,842
Total Investments in Securities (Cost $43,160,680)						$39,645,373

(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds.
(b)	The rate shown is the 7-day yield.
ETF —	Exchange traded fund
At September 30, 2022, all of the fund’s investment securities were classified as Level 1. Fund investments in mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Monthly Income Fund – Flexible Payout

Portfolio Holdings as of September 30, 2022 (Unaudited)
The following are the portfolio holdings as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	VALUE AT 12/31/21	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 9/30/22	BALANCE OF SHARES HELD AT 9/30/22	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 78.3% OF NET ASSETS

U.S. Stocks 19.8%
Large-Cap 19.8%
Schwab Dividend Equity Fund	$19,782,883	$581,282	($18,901,976)	$2,272,676	($3,734,865)	$—	—	$164,476
Schwab U.S. Dividend Equity ETF	—	15,216,644	(99,155)	(4,732)	(1,651,050)	13,461,707	202,645	129,024
						13,461,707

International Stocks 19.4%
Developed Markets 19.4%
Schwab International Dividend Equity ETF	—	15,376,598	(627,636)	(46,462)	(1,536,981)	13,165,519	657,947	—
Schwab International Opportunities Fund (formerly Laudus International MarketMasters Fund)	8,184,095	161,453	(6,275,552)	126,872	(2,196,868)	—	—	—
						13,165,519

Real Estate 9.9%
Global Real Estate 9.9%
Schwab Global Real Estate Fund	5,248,925	4,288,923	(716,091)	55,520	(2,114,064)	6,763,213	1,174,169	98,940

Fixed Income 27.8%
Intermediate-Term Bond 20.9%
Schwab 5-10 Year Corporate Bond ETF	—	2,496,895	(215,172)	(7,661)	(181,892)	2,092,170	49,778	23,302
Schwab U.S. Aggregate Bond Index Fund	64,832,861	1,319,970	(45,730,831)	(4,970,476)	(3,347,528)	12,103,996	1,386,483	872,436
						14,196,166
Long-Term Government Bond 6.9%
Schwab Long-Term U.S. Treasury ETF	—	5,270,068	(282,274)	(13,001)	(235,265)	4,739,528	131,617	—
						18,935,694

Money Market Funds 1.4%
Schwab Variable Share Price Money Fund, Ultra Shares, 3.01% (b)	927,905	5,523	—	—	1	933,429	933,149	6,719
Total Affiliated Underlying Funds (Cost $58,270,623)	$98,976,669	$44,717,356	($72,848,687)	($2,587,264)	($14,998,512)	$53,259,562		$1,294,897

UNAFFILIATED UNDERLYING FUNDS 21.6% OF NET ASSETS

Fixed Income 21.2%
Floating Rate Loan 3.0%
T Rowe Price Institutional Floating Rate Fund						$2,028,026	223,351

Schwab Monthly Income Fund – Flexible Payout

Portfolio Holdings (Unaudited) continued

SECURITY	VALUE AT 12/31/21	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 9/30/22	BALANCE OF SHARES HELD AT 9/30/22	DISTRIBUTIONS RECEIVED(a)
High-Yield Bond 11.1%
BlackRock High Yield Bond Portfolio						$7,517,869	1,160,165
Preferred 7.1%
Cohen & Steers Preferred Securities & Income Fund, Inc.						4,837,892	415,270
						14,383,787

Money Market Funds 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.94% (b)						278,555	278,555
Total Unaffiliated Underlying Funds (Cost $15,415,132)						$14,662,342
Total Investments in Securities (Cost $73,685,755)						$67,921,904

(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds.
(b)	The rate shown is the 7-day yield.
ETF —	Exchange traded fund
At September 30, 2022, all of the fund’s investment securities were classified as Level 1. Fund investments in mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Monthly Income Fund – Income Payout

Portfolio Holdings as of September 30, 2022 (Unaudited)
The following are the portfolio holdings as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	VALUE AT 12/31/21	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 9/30/22	BALANCE OF SHARES HELD AT 9/30/22	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 80.5% OF NET ASSETS

U.S. Stocks 12.9%
Large-Cap 12.9%
Schwab Dividend Equity Fund	$12,125,554	$265,786	($11,520,796)	$1,439,087	($2,309,631)	$—	—	$96,929
Schwab U.S. Dividend Equity ETF	—	10,631,129	(138,803)	(6,623)	(1,118,940)	9,366,763	141,002	87,439
						9,366,763

International Stocks 10.3%
Developed Markets 10.3%
Schwab International Dividend Equity ETF	—	8,825,632	(431,381)	(31,038)	(864,506)	7,498,707	374,748	—
Schwab International Opportunities Fund (formerly Laudus International MarketMasters Fund)	4,953,292	—	(3,728,204)	(555,805)	(669,283)	—	—	—
						7,498,707

Real Estate 5.9%
Global Real Estate 5.9%
Schwab Global Real Estate Fund	3,298,902	3,127,122	(850,327)	16,881	(1,303,672)	4,288,906	744,602	60,634

Fixed Income 49.8%
Intermediate-Term Bond 43.8%
Schwab 1-5 Year Corporate Bond ETF	—	6,372,236	(342,661)	(7,075)	(134,483)	5,888,017	127,171	—
Schwab 5-10 Year Corporate Bond ETF	—	7,254,616	(306,207)	(23,560)	(402,213)	6,522,636	155,190	25,644
Schwab U.S. Aggregate Bond Index Fund	89,301,124	1,536,214	(60,017,496)	(8,316,546)	(3,057,486)	19,445,810	2,227,470	1,175,750
						31,856,463
Long-Term Government Bond 6.0%
Schwab Long-Term U.S. Treasury ETF	—	4,743,963	(186,069)	(6,849)	(215,225)	4,335,820	120,406	—
						36,192,283

Money Market Funds 1.6%
Schwab Variable Share Price Money Fund, Ultra Shares, 3.01% (b)	1,175,843	6,998	—	—	2	1,182,843	1,182,489	8,515
Total Affiliated Underlying Funds (Cost $64,125,442)	$110,854,715	$42,763,696	($77,521,944)	($7,491,528)	($10,075,437)	$58,529,502		$1,454,911

Schwab Monthly Income Fund – Income Payout

Portfolio Holdings (Unaudited) continued

SECURITY	VALUE AT 12/31/21	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 9/30/22	BALANCE OF SHARES HELD AT 9/30/22	DISTRIBUTIONS RECEIVED(a)
UNAFFILIATED UNDERLYING FUNDS 19.2% OF NET ASSETS

Fixed Income 19.1%
Floating Rate Loan 3.1%
T Rowe Price Institutional Floating Rate Fund						$2,233,513	245,982
High-Yield Bond 9.0%
BlackRock High Yield Bond Portfolio						6,571,261	1,014,083
Preferred 7.0%
Cohen & Steers Preferred Securities & Income Fund, Inc.						5,055,126	433,916
						13,859,900

Money Market Funds 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.94% (b)						80,646	80,646
Total Unaffiliated Underlying Funds (Cost $14,653,403)						$13,940,546
Total Investments in Securities (Cost $78,778,845)						$72,470,048

(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds.
(b)	The rate shown is the 7-day yield.
ETF —	Exchange traded fund
At September 30, 2022, all of the fund’s investment securities were classified as Level 1. Fund investments in mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Monthly Income Funds
Notes to Portfolio Holdings (Unaudited)

Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (the Board) has designated authority to a Valuation Designee, the fund’s investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the fund’s portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
•  Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes.
•   Mutual funds: Mutual funds are valued at their respective net asset values (NAVs).
•  Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value a fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1 — quoted prices in active markets for identical securities— Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities, mutual funds and ETFs. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price which are classified as Level 1 prices, without consideration to the classification level of the underlying securities held by an underlying fund.
•  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•  Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG88343SEP22